Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Financial Instruments [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Total of debt financial instruments	$ 3,433,745	$ 3,737,942
Debt Financial Instruments [Member] | Debt financial instruments from the Central Bank of Chile [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading	3,014,768	3,297,100
Debt Financial Instruments [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading	44,524	175,022
Debt Financial Instruments [Member] | Debt financial instruments from other domestic banks [Member] | Other Instruments Issued In Chile [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading	374,453	265,820
Other financial instruments [Member]
Loans originated and acquired by the entity
Total of other financial instruments	257,325	138,753
Other financial instruments [Member] | Funds Managed By Related Companies [Member] | Mutual Fund Investments [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading	250,337	125,145
Other financial instruments [Member] | Funds managed by third-party [Member] | Mutual Fund Investments [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading
Other financial instruments [Member] | Domestic equity instruments [Member] | Equity instruments [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading	2,357	3,062
Other financial instruments [Member] | Foreign equity instruments [Member] | Equity instruments [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading	3,261
Other financial instruments [Member] | Loans and advances to banks [Member] | Loans originated and acquired by the entity [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading
Other financial instruments [Member] | Commercial loans [Member] | Loans originated and acquired by the entity [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading
Other financial instruments [Member] | Residential Mortgage Loans [Member] | Loans originated and acquired by the entity [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading
Other financial instruments [Member] | Consumer loans [Member] | Loans originated and acquired by the entity [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading
Other financial instruments [Member] | Others Loans Originated and Acquried by the Entity [Member] | Loans originated and acquired by the entity [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of instruments designated as debt financial instrument [Line Items]
Financial assets held for trading	$ 1,370	$ 10,546